UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund:    BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1  –  Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.7%
Honeywell International, Inc. (a)	225,700	$18,728,586
Northrop Grumman Corp.	176,300	16,230,178
Raytheon Co. (a)	336,100	24,145,424
Rockwell Collins, Inc.	52,800	3,757,776
United Technologies Corp. (a)	257,400	27,173,718

		90,035,682
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	193,300	16,778,440
Auto Components — 0.5%
Johnson Controls, Inc. (a)	184,400	7,414,724
Beverages — 2.6%
The Coca-Cola Co. (a)	500,200	20,048,016
Diageo PLC — ADR (a)	162,100	20,315,993

		40,364,009
Chemicals — 3.1%
The Dow Chemical Co.	247,600	8,675,904
EI du Pont de Nemours & Co. (a)	419,500	24,200,955
Olin Corp. (a)	211,800	5,167,920
Praxair, Inc. (a)	93,900	11,283,963

		49,328,742
Commercial Banks — 8.5%
Fifth Third Bancorp	912,200	17,541,606
M&T Bank Corp.	33,800	3,949,868
SunTrust Banks, Inc. (a)	622,000	21,639,380
The Toronto-Dominion Bank (a)	184,900	15,564,882
U.S. Bancorp (a)	647,000	24,146,040
Wells Fargo & Co. (a)	1,182,700	51,447,450

		134,289,226
Consumer Finance — 1.3%
American Express Co. (a)	275,300	20,308,881
Containers & Packaging — 0.7%
MeadWestvaco Corp.	305,000	11,269,750
Diversified Financial Services — 4.7%
Citigroup, Inc. (a)	392,900	20,485,806
JPMorgan Chase & Co. (a)	976,300	54,409,199

		74,895,005
Diversified Telecommunication Services — 3.5%
AT&T Inc. (a)	568,000	20,033,360
BCE, Inc.	119,400	4,930,026
Verizon Communications, Inc. (a)	611,200	30,242,176

		55,205,562
Electric Utilities — 3.4%
American Electric Power Co., Inc.	159,300	7,383,555
Duke Energy Corp.	101,766	7,225,386
Edison International	141,000	7,028,850
ITC Holdings Corp.	45,900	4,212,243
NextEra Energy, Inc.	202,500	17,538,525

Common Stocks	Shares	Value
Electric Utilities (concluded)
Northeast Utilities	158,520	$7,039,873
PPL Corp.	115,600	3,672,612

		54,101,044
Electrical Equipment — 0.4%
Rockwell Automation, Inc. (a)	59,400	5,752,890
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	49,000	3,985,170
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc. (a)	126,700	9,874,998
Food Products — 3.7%
General Mills, Inc.	287,100	14,929,200
Kraft Foods Group, Inc.	149,195	8,441,453
Mondelez International, Inc., Class A	520,585	16,278,693
Unilever NV (a)	461,100	18,448,611

		58,097,957
Health Care Providers & Services — 0.5%
Quest Diagnostics, Inc.	126,000	7,347,060
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp. (a)	250,000	24,520,000
Household Products — 2.2%
Kimberly-Clark Corp. (a)	142,750	14,103,700
The Procter & Gamble Co. (a)	259,900	20,869,970

		34,973,670
Industrial Conglomerates — 3.5%
3M Co.	136,600	16,040,938
General Electric Co. (a)	1,614,800	39,352,676

		55,393,614
Insurance — 5.2%
ACE Ltd.	194,900	17,809,962
The Chubb Corp.	179,000	15,483,500
MetLife, Inc. (a)	75,750	3,667,815
Prudential Financial, Inc. (a)	302,500	23,888,425
The Travelers Cos., Inc. (a)	249,600	20,854,080

		81,703,782
IT Services — 2.1%
Automatic Data Processing, Inc. (a)	65,860	4,747,847
International Business Machines Corp. (a)	145,200	28,319,808

		33,067,655
Leisure Equipment & Products — 0.6%
Mattel, Inc. (a)	231,800	9,742,554
Machinery — 1.6%
Deere & Co.	312,700	25,975,989
Media — 3.0%
Comcast Corp., Special Class A (a)	897,200	38,678,292

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	USD	US Dollar
	CAD	Canadian Dollar

JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
The Walt Disney Co. (a)	130,800	$8,456,220

		47,134,512
Metals & Mining — 2.3%
BHP Billiton Ltd. — ADR (a)	393,500	24,684,255
Newmont Mining Corp.	277,000	8,310,000
Southern Copper Corp.	157,377	4,102,818

		37,097,073
Multi-Utilities — 2.6%
Dominion Resources, Inc.	268,100	15,901,011
Public Service Enterprise Group, Inc.	302,100	10,207,959
Sempra Energy	92,700	8,123,301
Wisconsin Energy Corp.	158,400	6,887,232

		41,119,503
Oil, Gas & Consumable Fuels — 13.4%
Chevron Corp. (a)	422,050	53,131,876
ConocoPhillips (a)	129,160	8,377,318
Enbridge, Inc. (a)	506,100	22,454,461
Exxon Mobil Corp.	373,300	34,996,875
Kinder Morgan, Inc.	318,100	12,011,456
Marathon Oil Corp.	393,200	14,296,752
Marathon Petroleum Corp. (a)	184,800	13,551,384
Occidental Petroleum Corp. (a)	179,200	15,957,760
Phillips 66 (a)	86,350	5,310,525
Royal Dutch Shell PLC — ADR	63,400	4,333,390
Spectra Energy Corp.	206,200	7,421,138
Total SA — ADR (a)	381,100	20,217,355

		212,060,290
Paper & Forest Products — 0.4%
International Paper Co. (a)	128,650	6,215,081
Pharmaceuticals — 8.5%
Abbott Laboratories (a)	154,300	5,652,009
AbbVie, Inc. (a)	153,927	7,000,600
Bristol-Myers Squibb Co. (a)	547,500	23,673,900
Johnson & Johnson (a)	302,800	28,311,800
Merck & Co., Inc. (a)	663,500	31,960,795
Pfizer, Inc. (a)	1,309,500	38,276,685

		134,875,789
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	77,400	5,479,146
Weyerhaeuser Co.	239,600	6,804,640

		12,283,786

Common Stocks	Shares	Value
Road & Rail — 0.9%
Union Pacific Corp. (a)	93,700	$14,859,883
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp. (a)	662,200	15,429,260
Software — 1.4%
Microsoft Corp. (a)	696,500	22,169,595
Specialty Retail — 2.4%
The Home Depot, Inc. (a)	481,600	38,060,848
Textiles, Apparel & Luxury Goods — 1.5%
VF Corp.	120,200	23,679,400
Tobacco — 3.2%
Altria Group, Inc. (a)	257,800	9,038,468
Lorillard, Inc.	290,400	12,350,712
Philip Morris International, Inc. (a)	331,600	29,572,088

		50,961,268
Water Utilities — 0.7%
American Water Works Co., Inc.	262,200	11,190,696
Total Long-Term Investments
(Cost — $1,353,066,367) — 99.5%		1,571,563,388

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)(c)	20,707,972	20,707,972
Total Short-Term Securities
(Cost — $20,707,972) — 1.3%		20,707,972
Total Investments Before Options Written
(Cost — $1,373,774,339*) — 100.8%		1,592,271,360

Options Written
(Premiums Received — $14,813,726) — (1.2)%		(19,315,327)
Total Investments Net of Options Written — 99.6%		1,572,956,033
Other Assets Less Liabilities — 0.4%		6,329,741

Net Assets — 100.0%		$1,579,285,774

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,449,750,183

Gross unrealized appreciation	$229,042,368
Gross unrealized depreciation	(86,521,191)

Net unrealized appreciation	$142,521,177

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Represents the current yield as of report date.

2	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	112,624,435	(91,916,463)	20,707,972	$55,301	$660
BlackRock Liquidity Series, LLC Money Market Series	$4,054,445	$(4,054,445)	—	$202	—

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	148,996	CAD	153,000	Bank of America N.A.	8/01/13	$33

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Abbott Laboratories	Call	USD	37.80	8/01/13	850	$(1)
AbbVie, Inc.	Call	USD	43.75	8/02/13	530	(92,069)
Citigroup, Inc.	Call	USD	50.00	8/02/13	696	(152,076)
Citigroup, Inc.	Call	USD	53.00	8/02/13	700	(7,350)
Automatic Data Processing, Inc.	Call	USD	70.00	8/05/13	33	(7,120)
JPMorgan Chase & Co.	Call	USD	53.00	8/08/13	1,380	(385,849)
Praxair, Inc.	Call	USD	120.80	8/08/13	515	(37,537)
Total SA - ADR	Call	USD	51.60	8/08/13	675	(116,917)
Bristol-Myers Squibb Co.	Call	USD	45.50	8/09/13	870	(3,480)
International Business Machines Corp.	Call	USD	200.00	8/09/13	200	(4,600)
JPMorgan Chase & Co.	Call	USD	55.00	8/09/13	1,980	(219,780)
ConocoPhillips	Call	USD	62.50	8/13/13	70	(18,530)
Pfizer, Inc.	Call	USD	28.50	8/13/13	2,470	(202,775)
Rockwell Automation, Inc.	Call	USD	85.25	8/17/13	150	(174,000)
SunTrust Banks, Inc.	Call	USD	32.25	8/17/13	475	(125,704)
Altria Group, Inc.	Call	USD	37.00	8/19/13	705	(1,058)
AT&T Inc.	Call	USD	36.00	8/19/13	1,107	(16,052)
AT&T Inc.	Call	USD	37.00	8/19/13	209	(522)
Bristol-Myers Squibb Co.	Call	USD	47.00	8/19/13	1,270	(3,175)
Chevron Corp.	Call	USD	120.00	8/19/13	741	(453,863)
Chevron Corp.	Call	USD	125.00	8/19/13	1,580	(316,000)
The Coca-Cola Co.	Call	USD	41.00	8/19/13	617	(8,638)
Comcast Corp., Special Class A	Call	USD	43.00	8/19/13	1,964	(142,390)
EI du Pont de Nemours & Co.	Call	USD	55.00	8/19/13	1,085	(309,225)
EI du Pont de Nemours & Co.	Call	USD	57.50	8/19/13	1,230	(109,470)
General Electric Co.	Call	USD	24.00	8/19/13	2,415	(131,618)
The Home Depot, Inc.	Call	USD	80.00	8/19/13	874	(62,491)
The Home Depot, Inc.	Call	USD	82.50	8/19/13	874	(13,110)
Honeywell International, Inc.	Call	USD	85.00	8/19/13	600	(18,300)
International Paper Co.	Call	USD	47.00	8/19/13	354	(59,295)
International Paper Co.	Call	USD	48.00	8/19/13	354	(35,222)
Johnson & Johnson	Call	USD	92.50	8/19/13	580	(96,860)

JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of July 31, 2013 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Johnson Controls, Inc.	Call	USD	42.00	8/19/13	507	$(5,070)
JPMorgan Chase & Co.	Call	USD	55.00	8/19/13	519	(67,210)
McDonald’s Corp.	Call	USD	100.00	8/19/13	1,375	(46,063)
Merck & Co., Inc.	Call	USD	48.00	8/19/13	475	(32,775)
MetLife, Inc.	Call	USD	48.00	8/19/13	210	(27,195)
MetLife, Inc.	Call	USD	50.00	8/19/13	206	(10,403)
Microsoft Corp.	Call	USD	34.00	8/19/13	1,526	(5,341)
Occidental Petroleum Corp.	Call	USD	92.50	8/19/13	490	(20,825)
Occidental Petroleum Corp.	Call	USD	95.00	8/19/13	495	(7,425)
Olin Corp.	Call	USD	25.00	8/19/13	1,164	(20,370)
The Procter & Gamble Co.	Call	USD	77.50	8/19/13	665	(247,713)
The Procter & Gamble Co.	Call	USD	82.50	8/19/13	100	(6,050)
Prudential Financial, Inc.	Call	USD	80.00	8/19/13	304	(37,848)
Raytheon Co.	Call	USD	67.50	8/19/13	164	(72,980)
Raytheon Co.	Call	USD	70.00	8/19/13	1,684	(372,164)
SunTrust Banks, Inc.	Call	USD	35.00	8/19/13	850	(44,200)
The Toronto-Dominion Bank	Call	USD	85.00	8/19/13	548	(34,250)
The Travelers Cos., Inc.	Call	USD	85.00	8/19/13	685	(34,250)
U.S. Bancorp	Call	USD	37.00	8/19/13	811	(52,310)
U.S. Bancorp	Call	USD	38.00	8/19/13	855	(16,245)
Union Pacific Corp.	Call	USD	155.00	8/19/13	258	(129,645)
Union Pacific Corp.	Call	USD	160.00	8/19/13	258	(50,181)
United Technologies Corp.	Call	USD	95.00	8/19/13	730	(781,100)
Verizon Communications, Inc.	Call	USD	52.50	8/19/13	290	(1,015)
The Walt Disney Co.	Call	USD	65.00	8/19/13	720	(85,680)
Wells Fargo & Co.	Call	USD	44.00	8/19/13	3,324	(109,692)
Bristol-Myers Squibb Co.	Call	USD	46.00	8/23/13	870	(8,700)
Citigroup, Inc.	Call	USD	54.00	8/23/13	700	(32,200)
Total SA - ADR	Call	USD	53.75	8/29/13	1,322	(74,072)
Verizon Communications, Inc.	Call	USD	52.00	9/09/13	3,070	(70,674)
The Travelers Cos., Inc.	Call	USD	82.50	9/12/13	685	(154,803)
Enbridge, Inc.	Call	CAD	47.00	9/21/13	411	(14,606)
AT&T Inc.	Call	USD	36.00	9/23/13	1,808	(77,744)
General Electric Co.	Call	USD	25.00	9/23/13	1,876	(54,404)
The Home Depot, Inc.	Call	USD	80.00	9/23/13	900	(158,400)
Intel Corp.	Call	USD	23.00	9/23/13	212	(15,582)
International Business Machines Corp.	Call	USD	200.00	9/23/13	598	(116,012)
Johnson & Johnson	Call	USD	95.00	9/23/13	1,085	(103,618)
Johnson Controls, Inc.	Call	USD	43.00	9/23/13	507	(12,675)
Kimberly-Clark Corp.	Call	USD	100.00	9/23/13	785	(105,975)
Marathon Petroleum Corp.	Call	USD	75.00	9/23/13	1,016	(269,240)
Mattel, Inc.	Call	USD	43.00	9/23/13	637	(33,442)
Mattel, Inc.	Call	USD	44.00	9/23/13	637	(15,925)
Merck & Co., Inc.	Call	USD	48.00	9/23/13	1,099	(120,341)
Philip Morris International, Inc.	Call	USD	90.00	9/23/13	1,823	(308,087)
Phillips 66	Call	USD	62.50	9/23/13	474	(91,245)
Prudential Financial, Inc.	Call	USD	80.00	9/23/13	288	(61,200)
Rockwell Automation, Inc.	Call	USD	95.00	9/23/13	176	(71,280)
SunTrust Banks, Inc.	Call	USD	36.00	9/23/13	2,096	(121,568)
U.S. Bancorp	Call	USD	38.00	9/23/13	1,892	(94,600)
United Technologies Corp.	Call	USD	105.00	9/23/13	661	(177,809)

4	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of July 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Wal-Mart Stores, Inc.	Call	USD	80.00	9/23/13	350	$(22,050)
The Procter & Gamble Co.	Call	USD	81.50	9/24/13	661	(106,533)
Total						$(8,135,862)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
3M Co.	Credit Suisse International	Call	USD	110.02	8/02/13	74,300	$(550,603)
ITC Holdings Corp.	Morgan Stanley & Co. International PLC	Call	USD	88.19	8/02/13	25,200	(90,233)
MeadWestvaco Corp.	Goldman Sachs International	Call	USD	35.25	8/02/13	49,200	(83,649)
Automatic Data Processing, Inc.	Morgan Stanley & Co. International PLC	Call	USD	70.19	8/05/13	32,900	(65,368)
The Dow Chemical Co.	Morgan Stanley & Co. International PLC	Call	USD	34.36	8/05/13	136,000	(97,286)
American Water Works Co., Inc.	Deutsche Bank AG	Call	USD	41.60	8/06/13	41,000	(51,537)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	78.81	8/06/13	110,200	(860,014)
Northeast Utilities	Morgan Stanley & Co. International PLC	Call	USD	41.93	8/06/13	47,800	(118,608)
Pfizer, Inc.	Morgan Stanley & Co. International PLC	Call	USD	27.67	8/06/13	185,800	(291,318)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.51	8/06/13	27,100	(5,417)
Sempra Energy	Citibank N.A.	Call	USD	82.87	8/06/13	13,500	(64,371)
Wisconsin Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	41.00	8/06/13	9,900	(24,566)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	44.19	8/07/13	119,700	(168,652)
Kraft Foods Group, Inc.	Credit Suisse International	Call	USD	55.71	8/07/13	6,000	(7,688)
Kraft Foods Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	55.45	8/07/13	75,500	(110,526)
The Chubb Corp.	Credit Suisse International	Call	USD	88.39	8/08/13	59,700	(7,341)
The Chubb Corp.	UBS AG	Call	USD	85.55	8/08/13	38,700	(49,212)
Comcast Corp., Special Class A	Morgan Stanley & Co. International PLC	Call	USD	42.75	8/08/13	148,500	(97,900)
Mondelez International, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	29.28	8/08/13	100,000	(206,253)
Diageo PLC - ADR	Morgan Stanley & Co. International PLC	Call	USD	118.61	8/09/13	44,500	(299,412)
Unilever NV	Goldman Sachs International	Call	USD	40.68	8/09/13	117,800	(3,494)
Honeywell International, Inc.	Morgan Stanley & Co. International PLC	Call	USD	79.68	8/12/13	65,000	(225,421)
Kinder Morgan, Inc.	Barclays Bank PLC	Call	USD	36.68	8/12/13	164,000	(198,199)
ConocoPhillips	Morgan Stanley & Co. International PLC	Call	USD	62.82	8/13/13	64,000	(152,749)
Marathon Oil Corp.	Citibank N.A.	Call	USD	34.23	8/13/13	216,200	(500,966)
Northrop Grumman Corp.	Credit Suisse International	Call	USD	89.79	8/14/13	96,900	(264,746)
VF Corp.	Credit Suisse International	Call	USD	203.63	8/14/13	66,100	(26,270)
MeadWestvaco Corp.	Goldman Sachs International	Call	USD	35.25	8/15/13	49,200	(92,976)
Southern Copper Corp.	Morgan Stanley & Co. International PLC	Call	USD	28.79	8/15/13	86,600	(3,619)
Weyerhaeuser Co.	UBS AG	Call	USD	27.62	8/15/13	38,500	(38,425)
American Express Co.	Citibank N.A.	Call	USD	75.58	8/20/13	77,000	(49,851)
BCE, Inc.	UBS AG	Call	USD	44.00	8/21/13	48,600	(5,155)
Deere & Co.	Credit Suisse International	Call	USD	82.77	8/21/13	171,900	(380,497)
Rockwell Collins, Inc.	Credit Suisse International	Call	USD	64.79	8/21/13	28,000	(187,797)
American Express Co.	Citibank N.A.	Call	USD	79.00	8/22/13	74,300	(13,664)
American Water Works Co., Inc.	Barclays Bank PLC	Call	USD	41.91	8/22/13	33,700	(27,736)
Dominion Resources, Inc.	Morgan Stanley & Co. International PLC	Call	USD	57.78	8/22/13	81,400	(173,476)
Sempra Energy	Morgan Stanley & Co. International PLC	Call	USD	80.39	8/22/13	37,500	(272,380)
Spectra Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	36.62	8/22/13	112,000	(37,322)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	8/23/13	102,700	(300,445)
Public Service Enterprise Group, Inc.	UBS AG	Call	USD	33.13	8/23/13	43,100	(38,950)
Quest Diagnostics, Inc.	Morgan Stanley & Co. International PLC	Call	USD	61.20	8/23/13	69,000	(19,370)

JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Over-the-counter options written as of July 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
General Electric Co.	Deutsche Bank AG	Call	USD	25.05	8/26/13	265,000	$(80,859)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	41.99	8/28/13	31,500	(26,796)
Fifth Third Bancorp	Morgan Stanley & Co. International PLC	Call	USD	19.69	8/29/13	181,600	(36,950)
General Electric Co.	Citibank N.A.	Call	USD	24.10	8/29/13	194,000	(112,188)
Intel Corp.	Citibank N.A.	Call	USD	23.67	8/29/13	343,000	(86,529)
JPMorgan Chase & Co.	Morgan Stanley & Co. International PLC	Call	USD	56.82	8/29/13	149,100	(99,244)
Northeast Utilities	Morgan Stanley & Co. International PLC	Call	USD	43.30	8/29/13	39,300	(43,623)
AbbVie, Inc.	Credit Suisse International	Call	USD	44.04	9/03/13	31,600	(74,050)
Comcast Corp., Special Class A	Morgan Stanley & Co. International PLC	Call	USD	38.58	9/04/13	148,500	(671,963)
The Toronto-Dominion Bank	Morgan Stanley & Co. International PLC	Call	USD	81.42	9/04/13	47,000	(161,894)
Enbridge, Inc.	Credit Suisse International	Call	CAD	48.64	9/07/13	117,500	(43)
ACE Ltd.	Morgan Stanley & Co. International PLC	Call	USD	92.42	9/09/13	107,100	(145,013)
American Electric Power Co., Inc.	Citibank N.A.	Call	USD	45.05	9/09/13	87,600	(134,053)
MeadWestvaco Corp.	Credit Suisse International	Call	USD	35.26	9/09/13	69,300	(145,021)
Fifth Third Bancorp	Morgan Stanley & Co. International PLC	Call	USD	19.19	9/10/13	320,000	(153,898)
General Mills, Inc.	Citibank N.A.	Call	USD	51.50	9/11/13	157,900	(206,072)
Diageo PLC - ADR	Morgan Stanley & Co. International PLC	Call	USD	118.61	9/12/13	44,500	(299,040)
BHP Billiton Ltd. - ADR	Credit Suisse International	Call	USD	65.20	9/13/13	108,200	(130,013)
Lorillard, Inc.	Citibank N.A.	Call	USD	43.95	9/13/13	79,800	(39,481)
Wisconsin Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	43.60	9/13/13	77,200	(50,702)
Duke Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	68.08	9/16/13	56,000	(163,520)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	9/16/13	102,700	(295,048)
Pfizer, Inc.	Goldman Sachs International	Call	USD	29.77	9/16/13	287,400	(115,541)
PPL Corp.	Citibank N.A.	Call	USD	32.00	9/16/13	33,300	(13,050)
PPL Corp.	Morgan Stanley & Co. International PLC	Call	USD	30.19	9/16/13	30,200	(49,071)
Prudential Financial, Inc.	Morgan Stanley & Co. International PLC	Call	USD	75.47	9/16/13	107,100	(504,175)
Mondelez International, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	31.12	9/18/13	186,300	(208,861)
Unilever NV	Morgan Stanley & Co. International PLC	Call	USD	40.57	9/18/13	135,800	(66,542)
Wells Fargo & Co.	Morgan Stanley & Co. International PLC	Call	USD	45.10	9/18/13	318,000	(134,209)
Edison International	Deutsche Bank AG	Call	USD	49.93	9/19/13	77,500	(97,011)
Public Service Enterprise Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	34.54	9/19/13	123,000	(39,768)
Royal Dutch Shell PLC - ADR	Morgan Stanley & Co. International PLC	Call	USD	68.44	9/19/13	7,700	(6,094)
Weyerhaeuser Co.	Morgan Stanley & Co. International PLC	Call	USD	29.35	9/19/13	93,200	(43,496)
M&T Bank Corp.	Morgan Stanley & Co. International PLC	Call	USD	118.78	9/24/13	18,500	(31,163)
BHP Billiton Ltd. - ADR	Credit Suisse International	Call	USD	65.20	9/27/13	108,200	(163,857)
Lorillard, Inc.	Citibank N.A.	Call	USD	43.95	9/27/13	79,800	(52,204)
Dominion Resources, Inc.	Citibank N.A.	Call	USD	60.10	9/30/13	49,600	(52,576)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	60.40	9/30/13	16,400	(15,140)
Merck & Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	48.77	10/01/13	207,500	(167,245)
Total							$(11,179,465)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

6	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,571,563,388	—	—	$1,571,563,388
Short-Term Securities	20,707,972	—	—	20,707,972
Total	$1,592,271,360	—	—	$1,592,271,360

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$33	—	—	$33
Liabilities:
Equity contracts	(6,569,276)	$(12,746,051)	—	(19,315,327)
Total	$(6,569,243)	$(12,746,051)	—	$(19,315,294)

[2]  Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$15,722,932	—	—	$15,722,932
Foreign currency at value	150,768	—	—	150,768
Cash pledged as collateral for options written	1,330,000	—	—	1,330,000
Total	$17,203,700	—	—	$17,203,700

There were no transfers between levels during the period ended July 31, 2013.

JULY 31, 2013	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date: September 24, 2013